INCOME TAXES - Changes to valuation allowance (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
INCOME TAXES
Valuation allowance, beginning of period	¥ 18,165	¥ 5,186	¥ 4,572
Net changes during the period	2,484	12,979	614
Valuation allowance, end of period	20,649	18,165	5,186
Uncertain tax benefits, interest or penalties	¥ 0	¥ 0	¥ 0